Contingencies, commitments and restrictions on the distribution of profits	12 Months Ended
Dec. 31, 2021
Contingencies, commitments and restrictions on the distribution of profits
Contingencies, commitments and restrictions on the distribution of profits

26       Contingencies, commitments and restrictions on the distribution of profits

a. Contingencies

CAAP and its subsidiaries are, from time to time, subject to various claims, lawsuits and other legal proceedings, including customer claims, in which third parties are seeking payment for alleged damages, reimbursement for losses or indemnity. Some of these claims, lawsuits and other legal proceedings are subject to substantial uncertainties. Accordingly, the potential liability with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Management, with the assistance of legal counsel, periodically reviews the status of each significant matter and assesses potential financial exposure. If a potential loss from a claim, lawsuit or proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the Financial Statements, and take into consideration the Group’s litigation and settlement strategies.

The Company believes that the aggregate provisions recorded for losses in these Consolidated Financial Statements, are adequate based upon currently available information.

Argentina legal proceedings

AA2000 legal proceedings

During 2013 and 2014 the Argentine Federal Administration of Public Income initiated three different tax assessments proceedings against AA2000. Two of the tax assessments proceedings were initiated against AA2000 with respect to income tax deductions from services rendered by third parties. On November 30, 2015, AA2000 agreed to pay the amounts claimed for these deductions through a facility payment regime set forth by General Resolution No. 3806. Pursuant to this regime, AA2000 had to pay ARS 18.4 million in 36 consecutive, monthly, installments. As of December 31, 2020 AA2000 has paid all of the monthly installments due to date under this facility.

The third and most significant claim was initiated by the Argentine Federal Administration of Public Income against AA2000 and its consolidated subsidiaries for income taxes and income tax on undocumented exemptions. The Argentine Federal Administration of Public Income considered that certain management and administrative services provided by Corporación América Sudamericana S.A. (“CAS”), one of its shareholders, were not actually rendered to AA2000. On August 3, 2016, AA2000 appealed the ruling of the assessment proceeding to the Argentine National Tax Court.

In addition, in 2013, a separate criminal proceeding was initiated by a third party against two former directors of AA2000 based on the same facts as this third assessment proceeding mentioned above. The Court of first instance dismissed the claim and the prosecutor appealed the ruling. The Court of Appeals reversed the prior ruling based on the lack of evidence obtained in the original proceeding and ordered the Court of first instance to expand the fraud investigation and to determine the possible connection with the assessment proceeding mentioned above. After further investigation, the Court of first instance ratified the dismissal against AA2000, which the prosecutor subsequently appealed. The Court of Appeals once again dismissed the case against AA2000 based on the connection of both proceedings and ordered the consolidation of the fraud and the tax investigations. Consequently, the Court of first instance on economic and criminal matters No. 11 is now the intervening court for both proceedings.

Given that the facts which originated both claims were the same, both proceedings continued as a unified criminal matter on income taxes and income tax on undocumented exemptions.

Although management and legal advisors had strong arguments to prove that the management and administrative services were in fact rendered to AA2000 by CAS, on February 21, 2017 AA2000 complied with the extraordinary regime of regularization of tax obligations provided by Law No. 27,260 published in the Argentine Official Gazette on July 22, 2016. The total amount that AA2000 must pay for such extraordinary regime was ARS 166.3 million in 60 consecutive, monthly payments as from March, 2017. AA2000 has paid all of the monthly installments due to date.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Argentina legal proceedings (Cont.)

AA2000 legal proceedings (Cont.)

On August 25, 2017, the prosecutor challenged the request made by AA2000 to suspend the criminal proceeding, arguing that although AA2000 complied with the extraordinary regime for the services rendered by CAS, it failed to include under this extraordinary regime the services rendered by third parties. Legal advisors and management believe that once all the installments under the extraordinary regime are fully paid, the action to prosecute tax claims based on these facts will be fully extinguished.

On December 27, 2018, the Court ordered: to (a) override the defendants’ current cause related to the alleged tax payment evasion of the Profits for Undocumented Outputs tax corresponding to AA2000’s 2006 and 2007 annual fiscal years and the 2008 Income Tax, with the scope provided for by articles 54 of Law No. 27,260 and 336 paragraph 1 of the Code of Criminal Procedure of the Nation; (b) suspend the criminal action initiated for payment evasion of the Income Tax for Undocumented Exits corresponding AA2000’s 2009 annual fiscal year, with the scope provided by art. 54 of law No. 27,260.

In December 2020, the Court decided to return the proceeding to the first instance court in order to apply the regime foreseen under Law No. 27,562 for the 2006, 2007 and 2008 periods. The judge of first instance has now to decide whether this regime is indeed applicable or, where appropriate, to analyze the origin of other proposals made by the defense to achieve the dismissal.

Regarding the periods 2009 to 2012, the Court confirmed that the criminal action continues to be suspended until all the installments under the payment plan committed by AA2000 are paid.

Pursuant to the Final Memorandum of Agreement entered into with the Argentine Government, dated April 3, 2007, AA2000 is required to assess and remediate environmental damage at their airports in Argentina.

In August 2005, a civil action was brought by Asociación de Superficiarios de la Patagonia, a non-governmental organization, against Shell Oil Company for alleged environmental damages caused by an oil spill at Ezeiza Airport and, in September 2006, AA2000 was called to intervene as a third party at the request of the plaintiff. The lawsuit alleges that AA2000 is jointly liable with Shell due to the fact that AA2000 manages the real property at which the environmental damages occurred. AA2000 has asserted that Shell is solely responsible for any damages. As of the date of these Consolidated Financial Statements, Shell Oil Company and the ORSNA are currently jointly working in the damage remediation activities.

In August 2011, Asociación de Superficiarios de la Patagonia brought a civil action against AA2000 in an Argentine administrative federal court in the City of Buenos Aires (Justicia Federal en lo Contencioso Administrativo de la Capital Federal), under the General Environmental Law No. 25,675, requesting compensation for environmental damage caused in all of the airports under the AA2000 Concession Agreement.

A “General Remediation Agreement” was entered into with ASSUPA, under which the execution of airport-specific improvement and renovation works was agreed. It was also agreed that these remediation works will be funded out of the “Trust Fund for Funding Infrastructure Works in airports under the AA2000 Concession Agreement (2.5%)”.

In connection with the civil action filed by ASSUPA, on April 15, 2021, a specific agreement covering the improvement and renovation works at Ezeiza airport was signed.

The agreements subscribed with ASSUPA were submitted to ORSNA and were also approved by the Court hearing the civil action filed by ASSUPA on August 30, 2021.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Argentina legal proceedings (Cont.)

AA2000 legal proceedings (Cont.)

In addition, an agreement covering the fees of ASSUPA´s legal counsel and technical experts has also been signed. The monetary amount of this agreement was recognized as of September 30, 2021 and was included in Other operating expenses line.

The amounts to be paid in connection with the remediation works will be considered investments under the AA2000 Concession Agreement.

Aeropuertos del Neuquén S.A. (“ANSA”) legal proceedings

On October 26, 2018, ANSA was served with a complaint from a supplier alleging ANSA’s breach of contract for the financing of the construction of a hangar, by such supplier, at the airport of Neuquén. The complaint was answered on November 21, 2018. On December 4, 2018, the first instance court ordered a seizure on the ANSA’s accounts for the amount of approximately USD 0.5 million. The seizure was replaced by an insurance policy. On December 3, 2019, the evidence stage started and on May 20, 2021, ANSA produced all the evidence offered. The parties presented the closing arguments. The first instance ruling is pending. As of December 31, 2021, the total amount of the claim currently arises to USD 5.3 million.

Conflict with Aerolíneas Argentinas (“ARSA”)

This air operator is currently AA2000’s main customer and records an outstanding debt with AA2000. The singularity of ARSA lies in its status as state-owned company, since it is owned by the Argentinian State, which is in turn the grantor of AA2000 Concession Agreement.

Claims have been made before ORSNA as well as formal presentations before the Ministry of Transportation, requesting mechanisms to resolve the situation through different alternatives such as payment plans, compensation and agreements. Considering this situation and in accordance with IFRS 15, as from October 1, 2019, only revenue from passenger fees related to ARSA is being recognized.

On February 2, 2021 ARSA sent a document to AA2000, which contained a proposal of debt acknowledgment for the amounts owed until March 31, 2020 (ARS 120.6 million and USD 36.5 million). In the aforementioned document, ARSA proposed a payment plan in 72 monthly, equal and consecutive installments payable as from January 5, 2023. On February 4, 2021 AA2000 accepted the proposal.

Following the acceptance by AA2000 of the payment plan submitted by ARSA, on July 21, 2021, AA2000 sent a proposal to the corresponding authority in order to apply this credit against debts held by Fideicomiso de Fortalecimiento del Sistema Nacional de Aeropuertos.

AA2000 agreed with the ORSNA the form of application of the assigned credits, which will become effective upon endorsement by the Ministry of Transportation.

During 2022, ARSA cancelled a portion of the remaining debt for approximately USD 16.2 million and continues negotiating to reconcile and agree the outstanding balance.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

AA2000 civil proceedings

During 2021 a judgement was issued by the Ezeiza´s Paz Court admitting a claim initiated by the Municipalidad de Ezeiza in connection with AA2000´s default in payment of the aeronautic fees due for the period 2020. The amount involved in this proceeding is roughly USD 800. As of the date of these Consolidated Financial Statements, the parties reached an agreement to cancel the debt by paying it in installments, once the claim returns from the Appeals Court to the Ezeiza Paz Court.

Brazil legal proceedings

Administrative Proceedings against the Brazilian ANAC

On November 17, 2015, ICAB was notified by ANAC about the end of the administrative proceeding regarding a penalty for the breach of the provision 10.1 c/c – 10.8 D of Annex 2 of ICAB’s Concession Agreement for not submitting the Quality Services Plan (“PQS”) within the provided deadline. According to ANAC’s criteria, the PQS has to be submitted on an annual basis, before each June 24 and 30 days before the annual readjustment of tariffs. In 2013, ICAB did not follow such criteria since ICAB understood that the deadline was October 23, 2013. Considering the foregoing, ANAC imposed a fine of R$ 10.6 million. On March 9, 2016, ICAB brought this discussion to the judicial appreciation and on July 9, 2019, after several stages, the appeals court suspended the application of the fine until the matter is fully analyzed by such court.

Civil Proceedings

Inframérica Participações S.A.

Inframérica Participações S.A. identified three payments totaling R$ 858 thousand made during 2014 by ICAB, when Infravix Participações S.A. was still an indirect shareholder of the Inframérica, to individuals or entities for which Inframérica was unable to clearly identify a proper purpose. On September 14, 2019, Receita Federal imposed Inframérica to pay the amount of R$1.3 million in late taxes, claiming that these alleged payments were allegedly without cause or did not identify a beneficiary.  ICAB is contesting the fine through an administrative procedure. The outcome of this procedure is still uncertain. Neither ICAB nor ICASGA have been notified of any investigation against them.

If these payments are ultimately found to have been improper, additional fines and sanctions may be applied, as well as other penalties.

During 2020, Tribunal de Contas da União instructed Infraero (ICAB’s shareholder), to conduct an audit on ICAB with respect to the contract Inframérica signed with Helvix (a joint venture between Helport and Engevix) for the major remodeling on the Brasilia Airport between 2012-2014, pursuant to the terms of the Brasilia Concession Agreement. On September 9, 2020, Infraero informed ICAB about the audit results and although no evidence of excessive pricing was found, Infraero mentioned the potential existence of certain irregularities in connection with the fourth amendment to the agreement. On September 22, 2020, Inframérica filed a response alleging the inexistence of the referred irregularities. Infraero is currently reviewing the document and a final determination about the case is still pending. If confirmed, Inframérica may be subject to fines from R$ 40 million to R$ 150 million.

Tax Proceedings

On November 1, 2017, ICASGA initiated a lawsuit before the Municipality of São Gonçalo do Amarante to dispute the legality of the Property and Urban Territorial Tax (“IPTU”) collected by the City of São Gonçalo do Amarante.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Brazil legal proceedings (Cont.)

Tax Proceedings (Cont.)

On January 18, 2018, the judge granted a provisional decision by suspending the tax collection, and on August 27, 2019, a further ruling found the collection as unfounded. The Municipality appealed and obtained a provisional decision, which allowed for the collection of such tax up to the amount of approximately R$ 17 million. On December 11, 2019, ICASGA appealed said provisional decision which was granted on May 27, 2020 and, consequently, the tax collection was suspended. The Municipality appealed again before the Brazilian Supreme Court and, on June 16, 2020, such appeal was denied. The tax collection remains suspended until trial by the State Court is suspended.

On November 17, 2020, the State Court made its final decision and denied the Municipality’s appeal. Therefore, the judgement dismissing the collection of IPTU was confirmed. The Municipality can still file a final appeal before the Brazilian Supreme Court.

On September, 2014, ICAB initiated a lawsuit that dispute the legality of the IPTU collected by the Federal District. On October, 2014, the judge granted a provisional decision by suspending the tax collection, and on April, 2015, a further ruling found the collection as unfounded.

The Federal District initiated a new lawsuit, demanding the payment of R$ 5 million on pending IPTU. On January 21, 2020, ICAB was notified about this new proceeding and on March of 2020, ICAB filed a response arguing that such tax cannot be collected by a local government over an airport that belongs to the Federal Government. This lawsuit is pending as of the date of these Consolidated Financial Statements. Many airports in Brazil are facing the same discussion.

Peruvian Proceedings

Unilateral Termination

On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero.

On July 18, 2017, Kuntur Wasi formally notified the Peruvian Government of its disagreement with the unilateral resolution because: (i) Kuntur Wasi had fulfilled all of its contractual commitments, (ii) there was no valid justification to unilaterally terminate the Kuntur Wasi Concession Agreement and (iii) if the unilateral termination were exercised, the Peruvian Government would be obliged to compensate all the damages suffered by Kuntur Wasi. Likewise, Kuntur Wasi notified the Peruvian Government of its decision to begin the direct treatment procedure to resolve the controversy in accordance with the provisions of section 16.5 of the Concession Agreement.

On September 11, 2017, Corporación América S.A. sent written notice to the Peruvian Government notifying of its non-compliance with certain obligations under the 1996 Bilateral Investment Agreement between Peru and Argentina for the promotion and protection of investments (“BIT”) caused by the mentioned unilateral resolution, which (i) constitutes a dispute between CASA (as a shareholder of Kuntur Wasi and an investor in Peru) and the Peruvian Government under the BIT, and (ii) has caused damages to CASA.

On January 18, 2018, the Peruvian Government unilaterally terminated this treatment procedure without reaching an agreement. Pursuant to the terms of the Concession Agreement, under these circumstances negotiations should continue through an arbitration procedure.

After the 15-day term granted by Kuntur Wasi, the State did not comply with its obligations and, therefore, Kuntur Wasi declared the termination of the Concession Agreement, as communicated to the Peruvian State on February 7, 2018.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Peruvian Proceedings (Cont.)

Unilateral Termination (Cont.)

On June 21, 2018, the arbitration procedure request was submitted to the competent authority CIADI, who answered the request assuming jurisdiction in Peru. On the same date, Corporación América S.A. also submitted to CIADI a request for the arbitration procedure under the BIT framework. Both procedures before CIADI shall be carried out in a single docket.

As of December 31, 2021, after the hearings carried out on November 2021, the Arbitral Court began to prepare the final award on this case. There is no fixed time for the Arbitral Court in order to issue the final award. Both parties have agreed to carry out the process under rules of confidentiality.

Ecuadorian Proceedings

Tax Proceedings

On October 12, 2020, the Ecuadorian tax authority (Servicio de Rentas Internas del Ecuador, “SRI”) determined through Act No. D28-A50ADBC20-00000040 that TAGSA should pay an amount of up to approximately USD 0.9 million with respect to withholding income tax practices for the year 2017. Pursuant to SRI, TAGSA should have made the withholdings on dividend payments corresponding to the shares of Corporación Aeroportuaria S.A. in the aforementioned amount at source, on the basis that dividends were paid directly or through intermediaries to companies domiciled in tax havens, due to the fact that Luxembourg is considered a tax haven in Ecuador.

On November 10, 2020, TAGSA filed an administrative complaint against such determination which was denied. After careful analysis, in order to challenge SRI’s criteria, on March 4, 2021, TAGSA filed a judicial claim involving an amount of approximately USD 1.4 million. The preliminary hearing already took place and the parties are currently waiting to receive the judicial decision on February 18, 2022.

In addition, the Ecuadorian tax authority (Servicio de Rentas Internas del Ecuador, “SRI”) determined that Terminal Aeroportuaria de Guayaquil S.A. (“TAGSA”) has to pay roughly USD 3.2 million in connection with differences established by the SRI for the 2017 withholding tax determination. The request for a nullity resolution against this determination was submitted by TAGSA on April 27, 2021, which was rejected on November 8, 2021, by the SRI. TAGSA exhausted the administrative instance, since the outcome was not positive and submitted a judicial claim on January 31, 2022, for an amount of USD 4.5 million.

Aeropuertos Ecológicos de Galápagos S.A. (“Ecogal”) civil proceedings

A civil claim was filled by a supplier against Ecogal for an amount of USD 650 alleging Ecogal’s breach of contract due to the non-payment of performed construction works.

The claim was answered on June 23, 2021 by Ecogal and the preliminary hearing took place on October 23. The parties could not arrive to a mediation solution and are currently waiting for a new date for the preliminary hearing to take place.

Italian Proceedings

Toscana Aeroporti S.p.A. (“TA”) entered into two preliminary sales contracts with Nuove Iniziative Toscane (“NIT”) in 2018 with the commitment to purchase, from NIT itself, land and buildings located in the “Piana di Castello” near the Municipality of Florence. For the first contract, the expected price was equal to € 75 million, of which € 3 million were paid as a deposit at the time of the execution, while for the second the expected price was equal to € 90 thousand, of which € 8 thousand were already paid.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

a. Contingencies (Cont.)

Italian Proceedings (Cont.)

On September 10, 2021, NIT filed a claim before the Civil Court of Milan - claiming the fulfillment of the conditions precedent to obtain the issuance of a constitutive sentence pursuant to art. 2932 of the Italian Civil Code, - condemning TA to pay the relative price (net of the deposits already paid, therefore € 72 million for the first contract and € 81 thousand for the second contract). NIT also requests TA to pay for the compensation of the damages suffered, as well as any further pecuniary damage.

On January 20, 2022, TA answered the claim by rejecting, as inadmissible and unfounded, all the requests made by NIT; taking into consideration the non-occurrence of the conditions precedent, and consequently condemn NIT to immediately return the sums already paid by TA.

All the proceedings disclosed in this note are, at the opinion of each local counsel, “possible” according to classification of procedures due to probability of success. Therefore, no provision has been recognized.

b. Commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35[1]	1998	2038[2]
	NQN	1	2001	2026[5]
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2048[3]
	TA (ADF)	1	2003 (2014)	2045[3]
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur (“PDS”)	7	2003	2053[6]
	CAISA	1	1993 (2008) (2019)	2033
Ecuador	TAGSA	1	2004	2031[4]
	ECOGAL	1	2011	2026
Armenia	Armenia International Airports C.J.S.C.	2	2002	2032	Option to renew every 5 years
Total		53

1.	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.
2.	In 2020, AA2000 executed an amendment to the AA2000 Concession Agreement extending the concession term for additional ten years.
3.	In 2020, the Group obtained two-years extension.
4.	In 2021, the Group obtained two-years extension.
5.	In 2021,the Group obtained five-years extension.
6.	In 2021, the Group obtained twenty-years extension and the concession of six new regional airports, of which PDS will take control between 2022 and 2025.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Argentine Concession Agreement

In February 1998 AA2000 was awarded the concession agreement for the use, operation and management of 33 airports in Argentina (the “Group A” airports). The concession agreement was subsequently amended and supplemented by the memorandum of agreement it entered into with the Argentine National Government on April 3, 2007 (the “Memorandum of Agreement”). References to the concession agreement amended and supplemented by the Memorandum of Agreement are carried out as the “Argentine Concession Agreement”.

Likewise, and in order to be able to continue with the policies related to the expansion of the aviation market, on December 27, 2017, AA2000 was awarded the concession for the operation of the El Palomar Airport, which was brought under the AA2000 Concession Agreement pursuant to Decree No. 1107/2017 and Resolution No. 894/2018 of the Ministry of Transportation.

The Argentine Concession Agreement was granted for an initial period of 30 years through February 13, 2028 and an additional extension period of up to 10 years.

In December 2020, the Argentine Government extended the term of the AA2000 Concession Agreement until February 2038.

Obligations Assumed by AA2000 as Concessionaire

Pursuant to the Technical Conditions of the Extension approved by Decree No. 1009/2020, AA2000 is obliged to comply with the several commitments.

The Financial Projection of Income and Expenses attached to the Technical Conditions of the Extension include the detail of the estimated dates in which the required commitments and capital expenditures would be performed. In addition, the amount of capital expenditures for the period comprised between 2028 and 2038 will be established by the ORSNA according to the operating needs of the aeronautical system and the equilibrium of the Concession.

In September 2021, the ORSNA extended to December 2022 the financial obligations and the availability of funds commitment originally established for March 2022 based on the material adverse effects that the COVID-19 pandemic has had on air traffic, provided we may not pay dividends until we secure such availability of funds.

However, in case international passenger traffic in 2022 does not reach at least 80% of the traffic registered in 2019, the ORSNA will request AA2000 an availability fund commitment that reaches USD 406.5 million by the time revenues are equal to that foreseen in the Financial Projections of Income and Expenses for March 2022 and, in such a case, this financial commitment shall be considered satisfied by filing by December 31, 2022 any of the items mentioned in (i) to (iv) below.

On the other hand, in case international passenger traffic in 2022 exceeds at least 80% of the traffic registered in 2019, the financial commitment mentioned above shall be considered satisfied by filing by December 31, 2022:

(i)	a confirmation of the amounts available to be deployed in the Mandatory Capex Program; or
(ii)	a financial program approved by the board of directors of the Company and CNV (if applicable); or
(iii)	construction contract agreements; or
(iv)	agreements with public or private financial entities that commit the required financings for the USD 406.5 million Mandatory Capex Program; or
(v)	a combination thereof.

Failure to comply with these commitments could result in the imposition of fines or the termination or revocation of the Concession.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Argentine Concession Agreement (Cont.)

Pursuant to the terms of the Argentine Concession Agreement, the Argentine National Government will have the right to buyout the concession at any time as from February 13, 2018. If such right is exercised, the Argentine National Government is required to indemnify AA2000 and assume in full any debts incurred by AA2000 to acquire goods or services for purposes of providing airport services, except for debts incurred in connection with the investment plan for which AA2000 would be compensated as part of the payment made to AA2000 by the Argentine Government.

Concession fees

Under the terms of the Argentine Concession Agreement, AA2000 is required to, on a monthly basis, allocate an amount equal to 15% of revenues (in Argentine pesos) to the Specific Allocation of Revenue, as follows:

-11.25% of total revenue to a trust for the development of the Argentine National Airport System to fund capital expenditures for the Argentine National Airport System. Of such funds, a 30% will be previously deducted for deposit in an account to the order of the ANSES. The ORSNA will determine which construction projects within the Argentine National Airport System shall be implemented with such funds, whether at airports operated by AA2000 or not. AA2000 may file proposals with the ORSNA which, together with the ORSNA’s proposals, shall be communicated to the Secretary of Transportation, which shall decide the application of the trust funds.

- 1.25% of total revenue to a fund to study, control and regulate the Argentine Concession, which shall be administered and managed by the ORSNA.

- 2.5% of total revenue to a trust for investment commitments for the “Group A” airports of the Argentine National Airport System. (Those operated by AA2000).

AA2000 may cancel the obligations to provide amounts of money to the trust through the assignment of credits whose cause and/or title are the result of the provision of aeronautical and/or airport services performed within the framework of the concession, with the previous intervention of The Secretary of Transportation and the authorization of the ORSNA.

Investment plan

The Argentine Concession Agreement requires AA2000 to formulate a master plan for each of its airports. Each master plan establishes the investment commitments to be received by each airport during the term of the Argentine Concession Agreement, taking into account the expected demand of aeronautical and commercial services.

AA2000 has executed the capital expenditures committed under the investment plan submitted for the period 2006-2028. In order to strengthen the airport system, new investments commitments were established, listed in the Technical Conditions for the Extension, for the periods 2020-2021, 2022-2023; 2024-2027 and 2028-2038.

Guarantees

In order to guarantee performance of the works, AA2000 has contracted a surety bond to comply with the investment plan guarantee required by the Argentine Concession Agreement.

AA2000 sets up a guarantee for concession contract fulfilment for the total amount is for ARS 2.940,5 million (approximately USD 28.63 million) which is renewed on an annual basis.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Argentine Concession Agreement (Cont.)

Insurance

In addition, AA2000 is required to maintain a civil liability insurance policy covering personal and property damages, loss or injury in an amount of at least ARS 300 million (approximately USD 2.9 million). AA2000 has taken out insurance policy for an amount of USD 300 million covering liabilities that may arise under civil law in connection with the management and development of work in the airports.

Other information regarding AA2000 as Concessionaire

As a result of the renegotiation of the concession contract, in 2006 AA2000 has delivered to the Argentine Government 496,161,413 preferred shares which are convertible into common shares of AA2000. Such preferred shares have a nominal value of ARS 1 each and have no voting rights. Such shares are redeemable by AA2000 at any time at nominal value plus accrued interest. Beginning in 2020, the Argentine Government has the option to convert all of the preferred shares into common shares of AA2000, up to a maximum amount of 12.5% per year of the total amount of the initial preferred shares issued to the Argentine Government, to the extent AA2000 has not previously redeemed such annual percentage for the respective year. In addition, according to the agreement for AA2000 Concession extension, AA2000 has the option to redeem the preferred shares during 2022. The preferred shares accrue an annual dividend of 2% of the nominal value of the preferred shares, which shall be paid in kind with delivery of additional preferred shares and will be accumulated in the event AA2000 does not have sufficient retained earnings during a given fiscal period. In addition, the preferred shares have a priority over common shares in the event of liquidation. There are 910,978,514 preferred shares outstanding at December 31, 2021 (910,978,514 at December 31, 2020).

In addition to the airports operated under the AA2000 Concession Agreement, the Group also operates the Neuquén Airport, the Bahía Blanca Airport and the Termas de Rio Hondo Airport.

In 2001, the Government of the Province of Neuquén together with the ORSNA awarded the Group the concession agreement to operate the Neuquén Airport for an initial term of 20 years, which expired in 2021 and was granted with a 5 years’ extension i.e. until October, 2026. Likewise, in 2008 the Municipality of Bahia Blanca together with the ORSNA awarded the Group the concession to operate the Bahía Blanca Airport for an initial term of 26 years, which is set to expire on 2033, with the possibility of a 10 year extension upon approval. During 2021, pursuant to ORSNA’s Resolution No. 27/2021, Termas de Rio Hondo Airport has also been incorporated into the AA2000 Concession Agreement.

The Neuquén Airport and the Bahía Blanca Airport and the Termas de Rio Hondo Airport are not material to CAAP’s business.

Uruguayan Concession Agreements

Carrasco International Airport and New Airports

Puerta del Sur S.A. (“PDS”) signed with the Uruguayan Government a concession agreement which grants until the year 2033 the management, exploitation, construction, maintenance and operation of Carrasco International Airport “Gral. Cesáreo L. Berisso”. As of November 8, 2021, the concession agreement among PDS and the Uruguayan Government was amended, modifying the existing Concession Agreement by, among other things, (i) extending the term of the Concession Agreement until November 20, 2053, (ii) incorporating into the concession six additional New Airports located in Rivera, Salto, Carmelo, Durazno, Melo, Paysandú, and (iii) requiring PDS to make capital expenditures in connection with the development of the New Airports of USD 67 million in the aggregate between 2022 and 2028 with respect to the operation of such New Airports.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Uruguayan Concession Agreements (Cont.)

Carrasco International Airport and New Airports (Cont.)

Except with respect to the Durazno International Airport in which operations will not start before January 1, 2025, the operation of the New Airports by PDS under the Amended Concession Agreement will start progressively once certain conditions are met, including without limitation, the issuance of certain environmental permits.

The terms and conditions under the Amended Concession Agreement are substantially the same as those currently in place for the Carrasco Airport except for, within others, the operation of the new airports, the term of the concession, insurance, guarantees and early termination of the Concession Agreement.

Obligations Assumed by PDS as Concessionaire

-	Use the assets, facilities, material and human resources for associated with the provision of aeronautical and commercial services under the concession agreement exclusively for that purpose.
-	Make investments in construction, new works, repair, upgrade, preservation and maintenance, as described in the technical attachments to the concession agreement, according to the investment schedule. In addition, perform the necessary investments in response to the growth in the national and international traffic of passengers and cargo.
-	Take on all necessary measures so that the Carrasco International Airport is at least under the following categories: to be included in the following categories of the International Air Transport Association (“I.A.T.A”): (a) Category 1 Instrumental; (b) Category 4E regarding the state of the landing strip; (c) Category 9 regarding fire protection; and (d) at least in Category C of I.A.T.A).
-	Pay the annual concession fee under the terms and conditions of the concession agreement.
-	Maintain the guarantees and insurance policies valid and current. Keeping and maintaining the facilities received under concession in perfect operating conditions and in full operations (24 hours a day, seven days a week) and replacing them as deemed necessary in the event of destruction or obsolescence and updating them to reflect the latest technological advances.

Additional Obligations assumed by PDS as Concessionaire under the Amendment to the Concession Agreement

PDS has agreed to the following obligations with respect to the new airports:

-

make capital expenditures in an amount equal to USD 67.0 million in the aggregate between 2022 and 2028, in accordance with the following investment schedule which may be adjusted as a result of force majeure events and certain other particular circumstances, with respect to the operation of such New Airports: (i) USD 13 million during 2022, (ii) USD 32 million during 2023, (iii) USD 18 million during 2024; and (iv) USD 4 million during 2028.

-	Developing, managing, exploiting, operating and maintaining the New Airports until November 20, 2053.
-	Extend insurance coverage for the New Airports.
-	Provide performance guarantees.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Uruguayan Concession Agreements (Cont.)

Carrasco International Airport and New Airports (Cont.)

Additional Obligations assumed by PDS as Concessionaire under the Amendment to the Concession Agreement (Cont.)

The Integrated Management Contract also provides:

-	The contract term shall be 20 years as from November 21, 2003, and may be extended for a further 10-year term, at PDS’s request and subject to the approval of the Uruguayan government.
-	A first amendment to the contract dated September 2, 2014, were the option to extend was exercised by PDS and the concession was extended until November 20, 2033 and an additional amendment dated November 8, 2021 extended the concession for another twenty-year period, i.e. November 20, 2053, granting also the concession of six new regional airports. PDS will take control of these new airports between 2022 and 2025.
-	The maximum prices to be charged by PDS at the airports for landing, aircraft, parking, cargo and aircraft services.
-	The fee payable to the National Airport Infrastructure and Civil Aviation Authority in Uruguay (“DINACIA”), as well as the frequency of those payments.
-	The amount of the guarantees to be provided in favor of the Uruguayan Ministry of Defense for:
●	the obligations of the purchaser (the Company) to hire an airport operator, make and fund investments and make capital contributions; and
●	the obligations of PDS for performance under the concession agreement.
-	PDS is required to engage an airport operator who, in turn, is in charge of providing advice to PDS in the following service areas; airplanes, passengers, mailing and cargo.

Upon execution of the Amended Concession Agreement, the Uruguayan Ministry of Defense will still have the right, with prior authorization from the Uruguayan executive power, to terminate the Concession Agreement due to reasons based on “public interest”. In this case, an indemnification amount shall be paid the amount of which depends on whether the termination relates to one or more of the New Airports or to the Carrasco International Airport, in accordance with the following. The early termination may be done either: (i) with respect to the Carrasco Airport and the New Airports (“Full Termination”), or (i) with respect to one or more of the New Airports only (“Partial Termination”).

Upon a Full Termination, PDS will be entitled to receive a termination payment calculated as follows:

-	the value of all investments in construction works and repairs of buildings at the Carrasco International Airport made in accordance with the Concession Agreement, less accumulated depreciation as of the financial year in which the termination occurs, plus
-	the adjusted amount of USD 34 million, paid in the public auction in August 2003 to purchase the shares of PdS, less accumulated depreciation as of the financial year in which the termination occurs, provided however, that this amount will be fully amortized by 2023, plus
-	the adjusted amount of USD 23.5 million paid in cash by PDS in 2014 in connection with and exchange for the 10-year extension of the Concession Agreement from 2023 to 2033, less accumulated depreciation as of the financial year in which the termination occurs, provided however, that this amount will be fully amortized by 2033, plus
-	the value of all investments made in the New Airports up to the date of the early termination, adjusted by the parametric formula outlined in the Amended Concession Agreement and, as from January 1, 2034, also adjusted by the accumulated depreciation as of the financial year-end in which the early termination occurs using the linear method (until the end of the Concession term in 2053), plus

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Uruguayan Concession Agreements (Cont.)

Carrasco International Airport and New Airports (Cont.)

Additional Obligations assumed by PDS as Concessionaire under the Amendment to the Concession Agreement (Cont.)

-	the accumulated value of the expenses incurred (net of operating income from the New Airports) to operate and maintain the New Airports from the Amended Concession Agreement effective date until, and including, December 31, 2033, adjusted by the fixed formula outlined in the Amended Concession Agreement. Staring January 1, 2034, the value will be reduced by a cumulative 5% until the year in which the early termination occurs. If there is a Full Termination on or after January 1, 2034, then there will be no compensation for the expenses incurred to operate and maintain the New Airports as from January 1, 2034.

Furthermore, upon termination, the performance guarantee issued under the Amended Concession Agreement would be returned to PDS.

In case of a Partial Termination, PDS will not be entitled to receive a termination payment, but it will have to invest (with the prior authorization of the Uruguayan executive power) such outstanding amounts in the remaining New Airports under the Amended Concession Agreement, in case there are pending mandatory investments at the time of such Partial Termination.

During the next five years, PDS expects to incur additional capital expenditures in the amount of USD 86.2 million including the investments committed in respect of the New Airports.

Concession fees

Pursuant to the concession agreement, PDS is required to pay to the Uruguayan Government an annual fee, which will be the higher of: a) USD 4,847; or b) the amount resulting from multiplying the work units (per passenger or per each 100 kilograms of cargo or mailing) by USD 0.00446, plus applicable cargo fees. The aforementioned 2014 amendment established additional fees based on the number of passengers that use the Carrasco Airport and as long as the number of passengers exceed 1.5 million passengers per year. These additional fees are calculated by multiplying the number of passengers by a fix coefficient, depending on the volume of passengers.

Guarantees

Based on the above, PDS is required to provide the following guarantees: a guarantee securing the completion of the construction work of the new terminal (a USD 1.5 million guarantee is in place for Group 1 and 2 works) and a performance guarantee for USD 7.6 million, that will be returned to PDS six months after the expiration of the Concession Agreement. Guarantees securing the completion of each group of construction works related to the New Airports, to be determined under the Investment Program and for the amounts set forth under the Investment Schedule. The guarantees will need to be for an amount equal to 5% of each group of construction work to be performed.

Insurance

PDS must contract civil liability insurance against damages, losses or injuries that could be caused to persons or property in relation to the performance under the concession agreement, with itself and the Uruguayan Ministry of Defense as loss payees, to cover all risks until termination or expiration of the concession. The minimum coverage amount is USD 250 million.

26Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Punta del Este Airport

Consorcio Aeropuertos Internacionales S.A. (“CAISA”) signed with the Uruguayan Government a concession agreement which grants until the year 2019 for the reconstruction, maintenance and partial operation of the services of International Airport C/C Carlos A. Curbelo (Laguna del Sauce) – Punta del Este.

As of June 28, 2019, the concession agreement among CAISA and the Ministry of Defense was amended extending its term to March 31, 2033.

Terms of the Punta del Este Concession Agreement extension include a minimum annual concession fee of USD 500 thousand and incremental capital expenditures of approximately USD 35 million, including the construction of a new general aviation terminal building, remodeling of boarding areas and a new VIP lounge, together with implementation of technology and innovation to improve the passenger experience.

During the next five years and upon execution of the amendment, CAISA expects to incur additional capital expenditures in the amount of USD 16.1 million, all required by contract.

Based on the above, CAISA was required to provide the following guarantees: a guarantee securing the completion of the construction works and a guarantee for concession contract fulfilment for USD 1.6 million and USD 4.2 million (secured by TCU S.A.) respectively.

Ecuadorian Concession Agreement

Terminal Aeroportuaria de Guayaquil S.A. (“TAGSA”) has a concession agreement which grants until July 27, 2029 the development, operation and maintenance of Guayaquil airport, José Joaquin de Olmedo (“JJO”). On July 20, 2021 TAGSA, AAG and the Municipality of Guayaquil entered into an amendment of the agreement resolving to extend the concession of the Guayaquil airport for additional two years, i.e. until July 27, 2031.

Obligations Assumed by TAGSA as Concessionaire

The main obligations under the concession are:

-	Design and construction of the works and investment specified in the Concession Agreement during the initial, intermediate and final phases, and expansion of the national terminal.
-	Operate and manage the JJO from the date of commencement of operations.
-	Establish regulations for the normal development of JJO.
-	Preventive and corrective maintenance of the JJO, including (i) all necessary repairs of the facilities, equipment and other concession assets built, acquired or incorporated by the TAGSA or pre-existing in the JJO and (ii) maintaining the facilities, equipment and other assets to prevent deterioration.- Taking all the necessary measures to protect the environment of the Guayaquil Airport and avoid or limit pollution disturbances to individuals and properties and other harmful results to the environment due to the rendering of aeronautic services and non-aeronautic services.
-	Payment of the annual concession amount.
-	Provision of other non-aeronautic services, which include common commercial services such as food, beverages, counters, check-in desks at the terminal, etc., and facultative commercial services such as VIP lounges, souvenirs sale, cargo, etc. Rates for such services are fixed directly by TAGSA.

26Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Ecuadorian Concession Agreement (Cont.)

On July 6, 2018, TAGSA amended the concession agreement (the“Guayaquil Concession Agreement”) which established new additional works for an amount of USD 32.2 million to be completed by TAGSA prior to the end of the concession’s term, which was extended to 2029. As of December 31, 2021, USD 8.8 million remain pending.

Concession fees

TAGSA was required to pay the annual concession amount to a trust, which amounts to 55.25% of gross revenues from tariffs and charges, and certain other commercial revenues from the operation of JJO to the Trust Fund for Development of the New Airport of Guayaquil, plus a fixed amount of USD 1.5 million per year for administrative services. The Guayaquil Concession Agreement included an increase of USD 524.6 thousand (for the six-month period from August 2019 to January 2020) on a one-time basis, thereafter the amount and calculation applied in the previous period will be maintained. Due to COVID-19 pandemic, on July 20, 2021 it was agreed a reduction of the annual concession fee to be paid in 2021 from 55.25% to 53.66%. In addition, from 2022 and until the economic and financial equilibrium is met, the concession fee to be paid will be 50.25%.

Guarantees

TAGSA is required to maintain a performance bond as security for the timely fulfillment of the obligations under the concession agreement of USD 3 million for the rest of the concession. In addition, TAGSA is required to maintain a performance bond for the payments to the Trust for the development of the new Guayaquil Airport that corresponds to an amount of 20% of the amount that is required to be paid by TAGSA to the Trust minus the amount of the performance bond of Guayaquil Concession Agreement. The current amount of the performance bond is USD 2.2 million.

ECOGAL is required to deliver a performance bond of USD 700 to the Dirección General de Aviación Civil de Ecuador (“DGAC”), which should be in place during the term of the Galapagos Concession Agreement. This bond is renewed annually.

Brazil Concession Agreement

Inframérica Concessionária do Aeroporto de Brasília S.A. and Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. signed with the Brazilian regulatory authority (the Brazilian ANAC) a concession agreement which grants the construction, operation and maintenance of the airports of Brasilia, for a period of 25 years from 2012, and the airport of Natal (São Gonçalo do Amarante) for a period of 28 years, since 2012. They can be extended for another five years if necessary to reestablish economic equilibrium.

Obligations Assumed by Inframérica Concessionária do Aeroporto de Brasília S.A. and Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. as Concessionaires

-	Providing adequate service to passengers and users of the airport, as defined in Article 6 of Federal Law 8.987/95 (the Brazilian Concessions Law), using all means and resources available, including, but not limited to, making any necessary investments to expand airport operations to sustain the required service levels, based on the existing demand and the provisions set forth in the Airport Operation Plan.
-	Implementing services and management programs, and offering training programs to its employees for purposes of improving services and the convenience of users in order to meet the requirements set forth in the applicable Airport Operation Plan.
-	Providing proper service, defined under the Airport Operation Plan as regular, continuous, efficient, safe, up to date, broad and courteous services at a fair price, to the general public and airport customers.
-	Performing all services, controls and activities related to the concession agreement, with due care and diligence, employing the best available practices in every task performed.

26Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Brazil Concession Agreement (Cont.)

-	Presenting ANAC with an Infrastructure Management Plan and Service Quality Plan every five years for the entire term of each of the Brazilian Concession Agreements.
-	Submitting to the approval of the Brazilian ANAC any proposal for the implementation of service improvements and new technologies, as provided for under the concession agreement and applicable regulations.
-	Developing and implementing plans for dealing with emergencies at the airports, and maintaining for such purposes the human resources guidelines and other training materials required by industry regulations and the applicable Airport Operation Plan.

Concession fees

Grant payment obligations arising from these concession agreements are described in Note 23.

Guarantees

Under the Brazilian Concession Agreements, the Brazilian concessionaires are required to provide certain performance bonds in the amounts and for the events listed below:

	Amount of the	Amount of the
	Performance Bond	Performance Bond
Event	(in R$)	(in USD)
Natal Concession Agreement (1)
Phase I of the Natal Concession Agreement	65 million	11.6 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.2 million
Current amount of Phase II	14.2 million	3.4 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	47.8 million
After completion of Phase I-B of the Brasilia Concession Agreement or at the termination of the contract	133.3 million	41.0 million
Current amount of Phase II (2)	223.8 million	40.11 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	3.4 million

(1) Due to the re-bidding process since 2021 ICASGA is no longer required to maintain a Performance Bond.

(2) Insurance granted by a Guarantee letter of CAAP signed with BMG insurance company on September 17, 2021, becoming in force on December 2021.

Economic and financial re-equilibrium

In Brazil, the pandemic was recognized as a case of “force majeure” or “fortuitous case”, and for that reason the loss is not part of the risks assumed by the private sector and must be compensated by the Government, which may use alternatives such as: reduction in the value of concession fee, increase in fees charged or extension of the contract.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Brazil Concession Agreement (Cont.)

On July 9, 2020, ICAB and ICASGA filed an administrative process to formally require the economic and financial re-equilibrium of their concessions for the year 2020. See further information in Note 8.

On May 20, 2021 ICAB filed a second claim before the Brazilian ANAC for a total amount of R$ 2,045 billion (equivalent to USD 409 million), requesting the economic re-equilibrium under the Brasilia Concession Agreement based on the losses and cost incurred in connection with the COVID-19 pandemic. The amount is based on the projection of loss of income and drastic reduction of revenues due to the pandemic for the term of the Concession Agreement.

Since ANAC´s decision was taking longer time than expected, ICAB decided to request separately the economic re-equilibrium related to 2021. Additionally, on October 5, 2021 ICASGA made a similar request to ANAC. See further information in Note 8.

Re-bidding of Natal Airport Concession

On March 5, 2020, CAAP announced that its subsidiary ICASGA filed a request to the Agência Nacional de Aviação Civil (“ANAC”) to commence the re-bidding process of the International Airport of São Gonçalo do Amarante (“Natal Airport”), pursuant to Law No. 13,448 of July 5, 2017, and the ANAC Resolution No. 533 of November 7, 2019. This process will take several stages until the operation of the Natal Airport is transferred to a different operator after a new bidding process, and an indemnification payment is made to ICASGA. The amount of this payment will be determined by the authorities, based primarily on non-amortized capital expenditure investments. In the interim, ICASGA will maintain all airport operations, with the same safety and service quality, as well as commercial and employment contracts. The re-bidding request is limited to the Natal Airport concession.

On May 26, 2020, the ANAC confirmed the technical and legal feasibility of the request regarding the re-bidding process initiated by ICASGA.

On June 3, 2020, the process was approved by the Ministério da Infraestrutura and on June 10, 2020, the Conselho do Programa de Parcerias de Investimentos of the Ministério da Economia expressed a favorable opinion and submitted the request for proposal for re-bidding to the President of Brazil.

On August 24, 2020, Natal Airport was qualified to go through the re-bidding process. On November 20, 2020, ICASGA and ANAC signed a concession agreement amendment setting forth the rules and proceedings for the re-bidding (the “Amendment”) effective until August 24, 2022 or when the new operator wins the re-bidding, whichever occurs first. In case the re-bidding remains vacant on or after August 24, 2022, the Brazilian Government could extend the initial term. In case this term is not extended, the concessionaire will be responsible for continuing with the operation of the airport under the same conditions in place before the Amendment.

As previously mentioned, the process of re-bidding is still in progress and will go through several stages, at this moment there is no accounting impact of this operation on ICASGA nor CAAP financial figures, the measurement and the accounting will be carried out according to the terms of the upcoming contracts, when signed.

26      Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Armenian Concession Agreement

Armenia International Airports CJSC has been awarded a concession agreement which grants until year 2032 the exclusive rights of exploitation, administration, maintenance and operation of Yerevan airport, Zvartnots. At the end of the concession period, the Company has the option to indefinitely extend the term of the concession agreement for additional periods of five years. The Armenian Concession Agreement does not require Armenia International Airports C.J.S.C to pay any fee or other consideration of any kind whatsoever for the rights granted to it under the Armenian Concession Agreement.

Within the scope of the Armenian Concession Agreement the Company planned to build a new terminal in three phases. The first two phases are completed, which mainly included the construction of a new terminal for arrivals and departures.

Obligations Assumed by the Concession Manager

Under the terms of the Armenian Concession Agreement, the Concession Manager shall:

-	Undertake and warrant the normal and permanent rendering of aviation services.
-	Manage and operate the airports according to internationally accepted airport standards.
-	Comply with the Master Plan.
-	Obtain, at its own cost and risk, adequate financing and management resources to modernize the physical infrastructure of the airport, to ensure compliance with applicable regulatory standards and to improve the quality of their management.
-	Provide the Armenian Government with the ground spaces required for the performance of customs, migration, defense, security, safety, phyto-zoo sanitary and bromatological controls and public health activities, as long as they are and remain activities directly performed by Armenian Government agencies and bodies. If the Armenian Government decides to delegate any of such activities to the private sector, the Concession Manager shall have a right of first refusal for the performance of such activities, which right must be exercised within a period of 30 days as from the announcement of any bid by a third party.
-	Provide the Armenian Government with an annual report (and such other reports as the Armenian Government may reasonably request) on the development of the management, exploitation and operation of the airport, which will include data regarding traffic, revenues and investments.
-	Manage, operate and exploit the airport activities, directly or through contracts with third parties, subject to the limitations set forth in the Armenian Concession Agreement.
-	Collect from all of the users (including the airlines and all other public or private persons performing activities or exercising any authority in the airport) the corresponding airport charges and the fees which the Concession Manager may establish from time to time.
-	Construct, maintain and/or operate, on its own account or through any third parties, any hangars, fuel storage plants or aircraft supply plants, customs warehouses and/or any other warehouses or premises related to the handling of air cargoes or the aeronautical operation in general.

Every five years during the term of the concession, the Company is required to submit a Master Plan to the Government of the Republic of Armenia, which describes the works to be executed in that five-year period, including the corresponding preliminary estimates and also sets forth the guidelines for the works and operations related to improvement and maintenance of the Airport during the remaining part of the term, as well as the description of actual works. The Master Plan will be updated every five years and extended to cover the 30-year term of the Armenian Concession Agreement.

During the next five years, Armenia International Airports CJSC expects to incur USD 9.5 million in capital expenditures in Zvartnots Airport and Shirak Airport in accordance with the master plan to be approved by the Armenian Government as presented by AIA’s management. Some of these investments are conditioned upon reaching certain passenger level thresholds.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Italy Concession Agreement

Toscana Aeroporti S.p.A. (“TA”) has the concession of the airports of Pisa and Florence.

The concession for Pisa Airport (“Pisa Concession”) was approved on December 7, 2006, with the Inter-Ministerial Decree issued by the Ministry of Transportation, the Ministry of the Economy and the Ministry of Defense. The Concession Agreement initially expired on December 7, 2046.

The Florence Concession was approved on March 11, 2003, with the Inter-Ministerial Decree issued by the Ministry of Infrastructure and Transport and the Ministry of the Economy and Finance. In order to meet the urgent need to implement the relevant legal framework, the abovementioned Inter-Ministerial Decree provided the extension of the duration of the concession to 40 years. The Concession Agreement initially was due to expire on February 10, 2043.

In view of the drop in traffic at Italian airports deriving from the Covid-19 virus outbreak and in order to contain the consequent economic effects, the term of all the current concessions for the management and development of airport activities was extended by two additional years under Law No. 77 of July 17, 2020, which amends Article 202 paragraph 1-bis of Decree-Law No. 34 of May 19, 2020, extending Pisa and Florence concessions until 2048 and 2045, respectively.

Obligations Assumed by TA as Concessionaire

Under the terms of the Pisa and Florence Concession Agreement, TA is responsible for developing, managing, exploiting, operating and maintaining Pisa Airport, which includes, inter alia, the performance of the following obligations and activities:

-	Paying the annual concession fee.
-	Adopting all appropriate measures in favor of the neighboring territorial communities and their security.
-	Organizing and managing the airport business, ensuring the optimal use of available resources for the purpose of providing an adequate level of services and activities, to be carried out in compliance with the principles of security, efficiency, cost effectiveness and environmental protection.
-	Providing its services under conditions of continuity and regularity, in compliance with the impartiality principle and in accordance with the applicable non-discrimination rules.
-	Obtaining prior authorization from ENAC to appoint sub concessionaires to carry out airport activities and to give prior written communication to ENAC of the sub concession of other activities (e.g., commercial activities), in any case ensuring that the relative third party sub concessionaires take out an insurance policy to cover the risks related to their respective activities.
-	Providing all of the necessary support for the relevant public administrations to carry out their emergency and health services within the context of the airport business and management.
-	Adopting all necessary measures to ensure the provision of the fire-fighting service.
-	Ensuring the carrying out of airport security control services.
-	Complying with the relevant obligations provided under the applicable framework and periodically communicating data on the quality of offered services to ENAC.
-	Preparing and presenting to ENAC a report on the implementation status of the operations program and related investment plan.
-	Guaranteeing the suitability of the standards of offered services.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Italy Concession Agreement (Cont.)

Concession fees

As consideration for both airport concessions granted by ENAC, TA is required to pay annual fees to be determined pursuant to Law No. 662/1996, which states that the relevant fees shall be the subject of the joint determination of the Ministry of Finance and the Ministry of Infrastructure and Transport. The fees are established by Inter-Managerial Decree (decreto interdirigenziale) dated June 30, 2003, which provides the adoption of a work load unit criteria, where each unit corresponds to one passenger or 100 kg of goods or post.

Canon payments are to be made in two separate installments, the first one to be made each July 31 and the second one each January 31 of each year during the concession agreement. The following year, each payment shall be equivalent to 50% of the annual canon payments. The value of the minimum canon is adjusted on an annual basis according to inflation.

Guarantees

Suretyships provided to third parties on behalf of TA (€ 9.9 million as of December 31, 2021 and € 10.8 as of December 31, 2020) mainly refer to performance bonds with ENAC (Italian regulatory authority) as beneficiary, in order to guarantee full and exact fulfillment of the obligations of the concessionaire under the concession agreements; of the Municipalities of Pisa and Florence to ensure compliance with municipal regulations in the execution of works for the expansion of the airports infrastructure by TA and other items.

Insurance

Under the Pisa and Florence Concession Agreement, TA shall procure an insurance policy, for an amount to be determined in agreement with ENAC, in order to cover a series of risks related to the assets used either directly or indirectly in the airport management business (e.g., fires, aircraft crashes, damages due to transported goods, machinery or natural events). TA has taken out insurance policy for an amount of about € 843 million covering property damages, business interruptions and airport liabilities.

Investment plan

Under the terms of the Italian Concession Agreements, TA is required to present a long-term master plan for each individual airport. The master plan projections (including traffic, operating expenses, investment commitments, etc.) are used by ENAC to determine airport tariffs, and is revised every four years. Once approved by ENAC, the investment commitments in the master plan become binding obligations under the terms of the respective Concession.

On November 3, 2015, TA received the technical approval by ENAC of its 2014-2029 master plan for Florence Airport, and on December 28, 2017, the Ministry of Environment, after conducting an environmental impact assessment (Valutazione di Impatto Ambientale), approved such master plan. However, on May 27, 2019, upon request of the Environmental Association (Associazione VAS Vita Ambiente) and other authorities, such approval was repealed through judgment No. 793.

On July 25, 2019, TA, jointly with the Ministry of Environment, ENAC and other authorities, appealed such judgement and on February 14, 2020, TA was notified by the Council of State that the appeal was rejected.  Therefore, TA must undertake a new procedure regarding the environmental compliance of the works performed.

In relation with Pisa Airport, on October 24, 2017, ENAC approved and signed 2015-2028 master plan for Pisa Airport.

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

b. Commitments (Cont.)

Acquisition of Cemes Aeroporti S.r.l. and formation of Toscana Aeroporti Costruzioni S.r.l.

On January 26, 2021, Toscana Aeroporti S.p.A. (“TA”) signed an agreement to acquire a 51% stake in Cemes Aeroporti S.r.l., a recently-formed company operating in the construction sector, which has concurrently changed its corporate name to Toscana Aeroporti Costruzioni S.r.l. (“TAC”). This transaction was accounted for using the acquisition method since the Group acquired control over TAC which was therefore fully consolidated from the date on which control was exercised. This acquisition was made with a view to facilitating the necessary works for the planned infrastructural development at the Florence and Pisa airports committed to by TA.

The consideration for the transaction amounts to € 4.5 million, payable in five annual installments until December 31, 2025. In addition, the agreement between the parties envisages a call option exercisable by TA during the period between January 1, 2024 and July 1, 2024, to acquire a further 19% stake in TAC for a pre-set consideration of € 2.2 million. The transaction does not entail any assumption of debt or assignment of receivables.

Net identifiable assets arising from the acquisition amounted to € 1 million, including cash and cash equivalents for a total amount of € 8 thousands (approximately USD 10). TA has elected to recognize non-controlling interests in the acquired entity at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets at the time of the acquisition.

The fair value of the consideration reflects the net present value of the consideration to be paid in installments for the purchase. Goodwill for an amount of € 3.7 million (approximately USD 4.5 million) was recognized. This goodwill is not tax deductible.

Aeropuertos Andinos del Perú S.A. (“AAP”) sale agreement

On December 16, 2021, a sale and purchase agreement was signed, in which CAAP sold its participation in AAP (Note 30). In this operation, it was agreed that the following guarantees that CAAP issued in favor of AAP will remain in force until the last payment owed by CAAP in November 2022 is disbursed.

-

Guarantees for concession contract fulfilment, works to be performed and equipment with three standby letters of credit with Morgan Stanley for a total amount of USD 2.25, USD 0.5 and USD 0.1 respectively.

-	An irrevocable first demand guarantee letter in the amount of USD 5.25 million in favor of VolcomCapital Deuda Perú II Fondo de Inversión (administered and managed by VolcomCapital Administradora General de Fondos S.A.) (“Volcom”) related to a loan entered by AAP.

Additionally, the following guaranty was in force as of December 31, 2021, and was released on January 2022.

-	TCU S.A. issued a guarantee in favor of AAP for working capital loans with Banco Internacional del Perú - Interbank for a total amount of USD 2 million.

Other commitments

On July 28, 2021 AA2000 signed a payment agreement with a supplier for € 8.6 million (equivalent to USD 10.2 million) plus an annual interest rate of 3% disbursable in quarterly installments beginning in March 2022 and ending in March 2024. This agreement has been guaranteed by CAAP through a surety bond agreement.

On October 6, 2021, CAAP guaranteed an energy supply contract signed by ICASGA and covering the purchase of electric power for R$ 1 million (equivalent to approximately USD 179).

26       Contingencies, commitments and restrictions on the distribution of profits (Cont.)

c. Restrictions to the distribution of profits and payment of dividends

As of December 31, 2021, 2020 and 2019, equity as defined under Luxembourg laws and regulations (“Lux GAAP”) consisted of:

	At December 31,	At December 31,	At December 31,
	2021	2020	2019
Share capital	163,223	163,223	160,022
Share premium	183,430	183,430	180,486
Reserve for own shares	4,772	6,145	-
Legal reserve	1,081	176	176
Free distributable reserves	378,910	378,910	385,055
Non-distributable reserves	1,353,255	1,351,883	1,351,883
Retained earnings	(86,279)	(60,392)	(78,497)
Total equity in accordance with Luxembourg law	1,998,392	2,023,375	1,999,125

At least 5% of the Company’s net income per year, as calculated in accordance with Luxembourg law and regulations, must be allocated to the creation of a legal reserve equivalent to 10% of the Company’s share capital. Dividends may not be paid out of the legal reserve. The Company may pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg laws and regulations.